Mar. 21, 2025
Portfolio Optimization Conservative Portfolio | Portfolio Optimization Conservative Portfolio - Class D, Class I and Class P shares
A Portfolio Optimization Underlying Fund may lend its portfolio holdings to certain financial institutions.